STOCKHOLDERS' EQUITY - Additional Information (Detail)		1 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2021 USD ($)	Jan. 31, 2021 USD ($) shares	Oct. 31, 2018 shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Tranches $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Sep. 13, 2021 $ / shares shares	Jan. 01, 2021 $ / shares
Class of Stock [Line Items]
Capital units, authorized														2,400,000,000
Common stock, shares authorized				3,000,000,000					3,000,000,000		0
Common stock, par or stated value per share | $ / shares				$ 0.0001					$ 0.0001		$ 0.0001
Preferred stock, shares authorized				20,000,000					20,000,000		0			20,000,000
Preferred stock, par or stated value per share | $ / shares				$ 0.0001					$ 0.0001		$ 0.0001			$ 0.0001
Shares issued, Price per share | $ / shares				$ 31.71					$ 31.71
Common stock, shares issued				38,667,705					38,667,705		0
Common stock, shares outstanding				38,667,705					38,667,705		0
Common units, voting rights											Common unit holders are entitled to one vote per common unit, except for such votes or consents that are reserved solely for the holders of preferred units
Shares based compensation, expenses | $				$ 0.4	$ 0				$ 1.5	$ 0
Common units, issued											750	750
Common units, outstanding											750	750
Preferred units, voting rights											Preferred unit holders are entitled to one vote per preferred unit
Number of tranche | Tranches											2
Partners capital account, exchange and conversions | $											$ 13,926,000
Senior priority units, voting rights									Senior Priority Units had no voting rights.		Senior Priority Units have no voting rights
Preferred Stock Shares Outstanding				0					0		0
Common Stock Value | $				$ 4,000					$ 4,000		$ 0
Payments Of Stock Issuance Costs | $									$ 2,296,000	$ 0
Shares Issued Price Per Share | $ / shares				$ 31.71					$ 31.71
Greenidge Generation Holdings Inc Member [Member]
Class of Stock [Line Items]
Preferred units, voting rights									one vote per preferred unit
Maximum [Member]
Class of Stock [Line Items]
Maximum Class a Common Stock and class b Common Stock Shares In Excess of the Exchange Cap	19.99%
Common Stock
Class of Stock [Line Items]
Common units, voting rights											Common unit holders are entitled to one vote per common unit, except for such votes or consents that are reserved solely for the holders of preferred units.
Resticted Common Stock Unit
Class of Stock [Line Items]
Shares based payment arrangement, equity instrument other than option, grants in period									616,920
Shares based payment arrangement, equity instrument other than option, non vested units				616,920					616,920		0
Equity Incentive Plan
Class of Stock [Line Items]
Shares based payment arrangement, equity instrument other than option, grants in period			750
Shares based payment arrangement, vesting rights percentage											100.00%
Equity Incentive Plan | Resticted Common Stock Unit
Class of Stock [Line Items]
Shares based payment arrangement, equity instrument other than option, grants in period													750
Shares based payment arrangement, equity instrument other than option, vested in period											730	600
Shares based payment arrangement, equity instrument other than option, non vested units											20	150
Shares based compensation, expenses | $				$ 0		$ 0	$ 0	$ 0			$ 0	$ 0
Greenidge Common Stock
Class of Stock [Line Items]
Number of shares after split		(28,000,000)
Stockholders equity note stock split		4-for-1
Limited Liability Company LLC Common Units | Equity Incentive Plan
Class of Stock [Line Items]
Shares based payment arrangement, shares purchased for award			1,250
Limited Liability Company LLC Senior Priority Unit | Tranche One
Class of Stock [Line Items]
Partners capital account, exchange and conversions | $									$ 13.9		13,926,000
Limited Liability Company LLC Senior Priority Unit | Tranche Two
Class of Stock [Line Items]
Partners capital account, acquisitions | $									$ 16.3		$ 16,276,000
Private Placement
Class of Stock [Line Items]
Proceeds from issuance of private placement | $		$ 37,100,000
Private Placement | Common Stock Purchase Agreement and Registration Rights Agreement [Member] | Greenidge Generation Holdings Inc Member [Member]
Class of Stock [Line Items]
Proceeds from common stock purchase agreement | $	$ 200,000,000
Private Placement | Common Stock Purchase Agreement and Registration Rights Agreement [Member] | Maximum [Member] | Greenidge Generation Holdings Inc Member [Member]
Class of Stock [Line Items]
Discount Rate	6.00%
Private Placement | Common Stock Purchase Agreement and Registration Rights Agreement [Member] | Minimum Member | Greenidge Generation Holdings Inc Member [Member]
Class of Stock [Line Items]
Discount Rate	5.00%
Common Class A
Class of Stock [Line Items]
Common stock, par or stated value per share | $ / shares				$ 0.0001					$ 0.0001					$ 0.0001
Common stock, shares issued				9,627,705					9,627,705
Common stock, shares outstanding				9,627,705					9,627,705
Stock issued during period shares, Conversion of convertible securities									5,760,000
Additional Common Stock Shares Issued									562,174
Additional Common Stock Value Issued | $				$ 17,800,000					$ 17,800,000
Stock Owned Percentage									16.60%
Warrant to Purchase of Common Stock									344,800
Class of Warrant or Right Exercise Price of Warrants or Rights1 | $ / shares				$ 6.25					$ 6.25
Proceeds from Issuance of warrants | $									$ 8,800,000
Common Class A | Maximum [Member]
Class of Stock [Line Items]
Investors obligation to purchase own issued and outstanding shares	4.99%
Common Class A | Merger Agreements
Class of Stock [Line Items]
Common stock, shares issued				2,960,731					2,960,731
Common Stock Value | $				$ 93,900,000					$ 93,900,000
Payments Of Stock Issuance Costs | $									$ 91,600,000
Common Class A | Common Stock Purchase Agreement and Registration Rights Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance of private placement | $	$ 500,000,000
Common Class B
Class of Stock [Line Items]
Common stock, shares authorized														600,000,000
Common stock, par or stated value per share | $ / shares														$ 0.0001
Common Stock, voting rights		ten votes
Common stock, shares issued				29,040,000					29,040,000
Common stock, shares outstanding				29,040,000					29,040,000
Stock issued during period shares, Conversion of convertible securities									720,000
Series A Redeemable Convertible Preferred Stock | Private Placement
Class of Stock [Line Items]
Stock issued during period, Shares		1,620,000
Shares issued, Price per share | $ / shares															$ 25
Shares Issued Price Per Share | $ / shares															$ 25
GGHI Class B Common Stock
Class of Stock [Line Items]
Shares issued in exchange for acquisition of ownership interests		28,000,000
GGHI Class B Common Stock | Greenidge Common Stock
Class of Stock [Line Items]
Shares issued in exchange for acquisition of ownership interests		7,000,000
GGHI Class A Common Stock | Common Stock
Class of Stock [Line Items]
Common Stock, voting rights									one vote per share